Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Significant Accounting Policies [Abstract]
Schedule of straight-line method to allocate their cost over their estimated useful lives

Years
Computer equipment	3
Greenhouse equipment*	4 - 10
Office furniture	7 - 17
Laboratory equipment	4 - 5
Leasehold improvements	5
Vehicles	4-7

*	Greenhouse equipment—agricultural equipment used in the tobacco production greenhouse.